Trade and other payables	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Trade and other payables	14. Trade and other payables

	June 30, 2025	December 31, 2024
	€	€
Trade payables	4,859,249	4,562,900
	4,859,249	4,562,900